Changes in level 3 assets measured at fair value (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Assets, Fair Value Disclosure [Abstract]
Fair value of plan assets at end of year	$ 697,240	$ 705,482
Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Fair value of plan assets at beginning of year	2,562	2,848
Defined Benefit Plan, Actual Return on Plan Assets Still Held	(459)	(286)
Defined Benefit Plan, Purchases, Sales, and Settlements	0	0
Fair value of plan assets at end of year	2,103	2,562
Private Equity Investment [Member]
Assets, Fair Value Disclosure [Abstract]
Fair value of plan assets at end of year	546	922
Private Equity Investment [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Fair value of plan assets at end of year	$ 546	$ 922